Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Net carrying amount - beginning of the year	€ 6,379	€ 5,525
Additions	486	476
Depreciation capitalized	4
Amortization	(393)	(355)
Impairments	(31)	(45)
Reversals		11
Write-off	(155)	(88)
Changes in the scope of consolidation	109	779
Currency translation differences	43	(20)
Other changes	(8)	96
Net carrying amount - end of the year	6,434	6,379
Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	3,220	2,363
Additions	486	476
Depreciation capitalized	4
Amortization	(393)	(355)
Impairments	(22)	(39)
Reversals		11
Write-off	(155)	(88)
Changes in the scope of consolidation	73	752
Currency translation differences	43	(20)
Other changes	(15)	120
Net carrying amount - end of the year	3,241	3,220
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	663	793
Additions	14	20
Amortization	(6)	(8)
Impairments	(10)	(22)
Reversals		11
Write-off	(153)	(85)
Currency translation differences	31	(19)
Other changes	(5)	(27)
Net carrying amount - end of the year	534	663
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	450	176
Additions	31	41
Amortization	(98)	(92)
Changes in the scope of consolidation		291
Other changes	14	34
Net carrying amount - end of the year	397	450
Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	2,107	1,394
Additions	441	415
Depreciation capitalized	4
Amortization	(289)	(255)
Impairments	(12)	(17)
Write-off	(2)	(3)
Changes in the scope of consolidation	73	461
Currency translation differences	12	(1)
Other changes	(24)	113
Net carrying amount - end of the year	2,310	2,107
Goodwill
Intangible assets
Net carrying amount - beginning of the year	3,133	3,138
Impairments	(9)	(6)
Changes in the scope of consolidation	36	25
Other changes	7	(24)
Net carrying amount - end of the year	3,167	3,133
Other intangible assets with indefinite useful lives
Intangible assets
Net carrying amount - beginning of the year	26	24
Changes in the scope of consolidation		2
Net carrying amount - end of the year	26	26
Gross carrying amount | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	8,088
Net carrying amount - end of the year	8,553	8,088
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,295
Net carrying amount - end of the year	1,197	1,295
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	2,119
Net carrying amount - end of the year	2,166	2,119
Gross carrying amount | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	4,674
Net carrying amount - end of the year	5,190	4,674
Accumulated depreciation, amortisation and impairment | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(4,868)
Net carrying amount - end of the year	(5,312)	(4,868)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(632)
Net carrying amount - end of the year	(663)	(632)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,669)
Net carrying amount - end of the year	(1,769)	(1,669)
Accumulated depreciation, amortisation and impairment | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(2,567)
Net carrying amount - end of the year	€ (2,880)	€ (2,567)